PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,386,050		¥ 2,802,332	$ 531,345
Less: accumulated depreciation	(224,877)		(224,348)	(35,288)
Impairment charges	(16,148)	$ (2,534)	(18,793)
Property, plant and equipment after impairment	3,145,025		2,559,191	493,523
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	775,708		16,801	121,726
Medical Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	484,653		368,609	76,053
Electronic and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57,215		16,409	8,978
Motor Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,718		3,713	583
Leasehold Improvement and Building Improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78,724		76,114	12,354
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,986,032		¥ 2,320,686	$ 311,651